Related Party Transactions - Share-based payment expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party Transactions
Exploration and evaluation expense		$ 907
General and administrative expense	$ 19,611	$ 8,221